Segment information (Details Textual) $ in Thousands	Dec. 31, 2017 USD ($) brand country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of countries in which entity operates (more than) | country	70
Number of brands | brand	11
Goodwill	$ 3,324	$ 2,923	$ 3,008
Long-term investments	9,302	13,422
Automotive
Segment Reporting Information [Line Items]
Goodwill	3,324	2,923
Long-term investments	546	426
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Long-term investments	$ 8,756	$ 12,996
Joint venture
Segment Reporting Information [Line Items]
Ownership percentage	50.00%